Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 34,030,000	$ 51,680,000
Amount of Additional Borrowing Capacity	$ 236,600,000	$ 206,600,000